OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Non-current) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other liabilities [Abstract]
Post-employment benefits	$ 405,935	$ 312,293
Other employee benefits	44,496	38,891
Asset retirement obligation (note 19)	26,556	24,554
Other	30,616	38,803
Other liabilities – Non-current	$ 507,603	$ 414,541